10. Deferred income tax and social contribution (Details 1) - TIM Celular S.A. ("TIM Celular") [Member] R$ in Thousands	Dec. 31, 2018 BRL (R$)
DeferredTaxesLineLineItems [Line Items]
2019	R$ 102,835
2020	189,756
2021 onwards	603,509
Tax losses and negative base	896,100
Temporary differences	(94,129)
Total credits recoverable	R$ 801,971